Summary of Significant Accounting Policies - Changes in Carrying Amount of Service and Product Warranties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Beginning Balance	$ 194	$ 211
Net provisions for warranties issued during the year	101	51
Amounts incurred	(73)	(76)
Currency translation adjustments and other	6	8
Ending Balance	$ 228	$ 194